EMPLOYEE BENEFITS (Details 13) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Actuarial liability at the beginning of the year	R$ 584,288	R$ 678,880
Actuarial liability at the end of the year	537,290	584,288	R$ 678,880
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Actuarial liability at the beginning of the year	584,288	678,880	892,396
Expenses recognized in income for the year	57,926	42,355	57,731
Sponsor's contributions transferred in prior year	(62,213)	(73,324)	(81,340)
Recognition of actuarial loss/(gain)	(42,711)	(63,623)	(189,907)
Actuarial liability at the end of the year	R$ 537,290	R$ 584,288	R$ 678,880